COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Lease of Premises [Member]
Property Subject to or Available for Operating Lease [Line Items]
2019	$ 5,102
2020	5,508
2021	5,483
2022	5,593
2023	4,776
Thereafter	3,763
Total	30,225
Lease of Motor Vehicles [Member]
Property Subject to or Available for Operating Lease [Line Items]
2019	410
2020	272
2021	65
2022
2023
Thereafter
Total	$ 747